Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 487,763	$ 386,470	$ 373,473
Profit/(loss) before taxes	879,642	500,447	(5,536)
Income tax benefit/(expense)	(4,325)	(4,698)	(16,675)
(Loss)/profit from continuing operations	875,317	495,749	(22,211)
Depreciation and amortization	57,640	34,171	32,092
Financing income	(2,934)	(14,291)	(17,679)
Financing expenses	144,295	51,174	29,946
Other items:
Net gains related to Qoros		(309,918)
Losses related to ZIM	204	(43,505)	0
Write back of impairment of investment		(43,505)
Losses related to Qoros	251,483		7,813
Share in losses/(profit) of associated companies	(1,250,149)	(160,894)	41,430
Other items	(799,461)	(443,263)	93,602
Adjusted EBITDA	80,181	57,184	88,066
Segment assets	2,169,219	2,185,185	1,319,064
Investments in associated companies	1,899,454	297,148	189,310
Total assets	4,068,673	2,482,333	1,508,374
Segment liabilities	1,788,387	1,206,325	796,586
OPC Israel [Member]
Disclosure of operating segments [line items]
Revenue	437,043	385,625	373,142
Profit/(loss) before taxes	(57,040)	(8,620)	48,513
Income tax benefit/(expense)	10,155	(3,963)	(14,147)
(Loss)/profit from continuing operations	(46,885)	(12,583)	34,366
Depreciation and amortization	44,296	33,981	31,141
Financing income	(2,730)	(354)	(1,930)
Financing expenses	119,392	50,349	28,065
Other items:
Net gains related to Qoros		0
Losses related to ZIM	0
Write back of impairment of investment		0
Losses related to Qoros	0		0
Share in losses/(profit) of associated companies	419	0	0
Other items	161,377	83,976	57,276
Adjusted EBITDA	104,337	75,356	105,789
Segment assets	1,511,408	1,723,967	1,000,329
Investments in associated companies	0	0	0
Segment liabilities	1,354,476	1,200,363	761,866
CPV Group [Member]
Disclosure of operating segments [line items]
Revenue	50,720	0
Profit/(loss) before taxes	(60,709)	0
Income tax benefit/(expense)	13,696	0
(Loss)/profit from continuing operations	(47,013)	0
Depreciation and amortization	13,102	0
Financing income	(37)	0
Financing expenses	24,640	0
Other items:
Net gains related to Qoros		0
Losses related to ZIM	0
Write back of impairment of investment		0
Losses related to Qoros	0
Share in losses/(profit) of associated companies	10,425	0
Other items	48,130	0
Adjusted EBITDA	(12,579)	0
Segment assets	431,474	0
Investments in associated companies	545,242	0
Segment liabilities	218,004	0
ZIM [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Profit/(loss) before taxes	1,260,789	210,647	(4,375)
Income tax benefit/(expense)	0		0
(Loss)/profit from continuing operations	1,260,789	210,647	(4,375)
Depreciation and amortization	0	0	0
Financing income	0	0	0
Financing expenses	0	0	0
Other items:
Net gains related to Qoros		0
Losses related to ZIM	204
Write back of impairment of investment		(43,505)
Losses related to Qoros	0		0
Share in losses/(profit) of associated companies	(1,260,993)	(167,142)	4,375
Other items	(1,260,789)	(210,647)	4,375
Adjusted EBITDA	0		0
Segment assets	0	0	0
Investments in associated companies	1,354,212	297,148	84,270
Segment liabilities	0	0	0
Quantum [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Profit/(loss) before taxes	(251,483)	303,669	(44,626)
Income tax benefit/(expense)	0	0	0
(Loss)/profit from continuing operations	(251,483)	303,669	(44,626)
Depreciation and amortization	0	0	0
Financing income	0	0	(242)
Financing expenses	0	1	0
Other items:
Net gains related to Qoros		(309,918)
Losses related to ZIM	0
Write back of impairment of investment		0
Losses related to Qoros	251,483		7,813
Share in losses/(profit) of associated companies	0	6,248	37,055
Other items	251,483	(303,669)	44,626
Adjusted EBITDA	0	0	0
Segment assets	0	235,220	71,580
Investments in associated companies	0	0	105,040
Segment liabilities	0	0	0
Other [Member]
Disclosure of operating segments [line items]
Revenue	0	845	331
Profit/(loss) before taxes	(11,915)	(5,249)	(5,048)
Income tax benefit/(expense)	(28,176)	(735)	(2,528)
(Loss)/profit from continuing operations	(40,091)	(5,984)	(7,576)
Depreciation and amortization	242	190	951
Financing income	(167)	(13,937)	(15,507)
Financing expenses	263	824	1,881
Other items:
Net gains related to Qoros		0
Losses related to ZIM	0
Write back of impairment of investment		0
Losses related to Qoros	0		0
Share in losses/(profit) of associated companies	0	0	0
Other items		(12,923)	(12,675)
Adjusted EBITDA	(11,577)	(18,172)	(17,723)
Segment assets	226,337	225,998	247,155
Investments in associated companies	0	0	0
Segment liabilities	$ 215,907	$ 5,962	$ 34,720